Description of the Plan - Company Contributions (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Description of the Plan
Percentage of non-elective company contribution	5.00%
Non-elective company contribution	$ 6,536,130	$ 5,623,526
Non-elective company contribution, BATC employees		753,802
Additional contribution amount	$ 905,971	$ 977,940
General employees
Description of the Plan
Employer contribution	6.00%
BATC employees not participants in the Ball Corporation Economic Value Added Incentive Compensation Plan
Description of the Plan
Enhancement Multiplier	1.25
Factor achieved		1
Contribution amount	$ 0	$ 2,130,034
Minimum | BATC employees not participants in the Ball Corporation Economic Value Added Incentive Compensation Plan
Description of the Plan
Factor, Range	0
Maximum | BATC employees not participants in the Ball Corporation Economic Value Added Incentive Compensation Plan
Description of the Plan
Employer contribution	2.00%
Factor, Range	1